Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital.	Treasury shares.	Accumulated comprehensive losses	Non-controlling interests.	Total
Beginning balance at Mar. 31, 2019	€ 61,957	€ 4,796	€ 152,503	€ (7,875)	€ (87,467)	€ 1,231	€ 63,188
Issue or reissue of shares	7	1	1	73	(68)		7
Share-based payments	125		125			11	136
Transactions with non-controlling interests in subsidiaries	(58)				(58)	(102)	(160)
Comprehensive (expense)/income	1,696				1,696	423	2,119
Dividends	(2,317)				(2,317)	(348)	(2,665)
Ending balance at Mar. 31, 2020	61,410	4,797	152,629	(7,802)	(88,214)	1,215	62,625
Issue or reissue of shares	3		(1,943)	2,033	(87)		3
Share-based payments	126		126			10	136
Transactions with non-controlling interests in subsidiaries	1,149				1,149	748	1,897
Comprehensive (expense)/income	(4,069)				(4,069)	423	(3,646)
Dividends	(2,412)				(2,412)	(384)	(2,796)
Purchase of treasury shares	(403)			(403)			(403)
Ending balance at Mar. 31, 2021	€ 55,804	€ 4,797	€ 150,812	€ (6,172)	€ (93,633)	€ 2,012	€ 57,816